Stock Options (Details) - USD ($)				12 Months Ended
	Dec. 11, 2023	Oct. 15, 2023	Apr. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2013	Dec. 31, 2003
Stock Options (Details) [Line Items]
Shareholders reserved			4,000,000
Aggregate number of shares issued			2,500,000	425,606
Stock options outstanding				1,967,734	263,000
Expire term for grant				10 years
Granted stock options	146,625,000	2,085,034,000
Stock option exercise price (in Dollars per share)	$ 2.19	$ 2.4
Stock options grants unvested		720,505,000
Stock options vested				50.00%
Stock based compensation (in Dollars)				$ 1,575,000
Aggregate grant date fair value of options (in Dollars)				1,449,611	$ 0
Stock based compensation related to options (in Dollars)				$ 1,600,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years 6 months 10 days
Maximum [Member]
Stock Options (Details) [Line Items]
Shareholders reserved							6,400,000
Stock options vested	75.00%	75.00%		75.00%
Minimum [Member]
Stock Options (Details) [Line Items]
Shareholders reserved							552,000
Stock options vested	25.00%	25.00%		25.00%
Equity Option [Member]
Stock Options (Details) [Line Items]
Shareholders reserved						7,000,000
Stock based compensation (in Dollars)				$ 1,600,000	$ 0
Equity Option [Member] | Common Stock [Member]
Stock Options (Details) [Line Items]
Common stock, authorized				6,400,000